Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JPMorgan Trust I
Prospectus Date	rr_ProspectusDate	Nov. 01, 2015
R2, R5, R6 Shares | JPMorgan Growth and Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	JPMorgan Growth and Income Fund Class/Ticker: R2/VGRTX; R5/VGIFX; R6/VGINX
Objective [Heading]	rr_ObjectiveHeading	What is the goal of the Fund?
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide capital growth over the long-term and to earn income from dividends.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses, or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 39% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	39.00%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Remainder of Other Expenses" are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Your actual costs may be higher or lower.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Strategy [Heading]	rr_StrategyHeading	What are the Fund’s main investment strategies?
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal circumstances, the Fund invests at least 80% of its Assets in common stocks. "Assets" means net assets, plus the amount of borrowings for investment purposes. The Fund's adviser applies an active equity management style focused on identifying attractively valued securities given their growth potential over a long-term time horizon. The securities held by the Fund will predominantly be of companies with market capitalizations similar to those within the universe of the Russell 1000 Value Index (which includes both large cap and mid cap companies). As of the reconstitution of the Russell 1000 Value Index on June 26, 2015, the market capitalizations of the companies in the index ranged from $1.6 billion to $357.2 billion.

While common stocks are the Fund's primary investment, the Fund may also invest significantly in real estate investment trusts (REITs) and depositary receipts. Depositary receipts are financial instruments representing a foreign company's publicly traded securities. A depository receipt trades on a stock exchange in a country different from the company's local market.

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. To the extent the Fund uses derivatives, the Fund will primarily use futures contracts to more effectively gain targeted equity exposure from its cash positions.

Investment Process: In managing the Fund, the adviser will emphasize companies which it believes are leaders within their sectors. The Fund will also emphasize companies it believes have attractive valuations and low price-to-cash flows ratios. It will also look to identify companies that regularly pay dividends. The adviser employs a bottom-up approach to stock selection, constructing portfolios based on company fundamentals, quantitative screening and proprietary fundamental analysis. The adviser looks for undervalued companies with durable franchises, strong management and the ability to grow their intrinsic value per share.

		The adviser may sell a security for several reasons. A security may be sold due to a change in the company's fundamentals or if the adviser believes the security is no longer attractively valued. Investments may also be sold if the adviser identifies a stock that it believes offers a better investment opportunity.
Risk [Heading]	rr_RiskHeading	The Fund’s Main Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Fund is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular instruments or markets are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this Prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Equity Market Risk. The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the Fund’s securities goes down, your investment in the Fund decreases in value.

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions.

Value Strategy Risk. An undervalued stock may decrease in price or may not increase in price as anticipated by the adviser if other investors fail to recognize the company’s value or the factors that the adviser believes will cause the stock price to increase do not occur.

Large Cap Company Risk. Because the Fund invests principally in large cap company securities, it may underperform other funds during periods when the Fund’s securities are out of favor.

Mid Cap Company Risk. Investments in mid cap companies may be riskier, more volatile and more vulnerable to economic, market and industry changes than investments in larger, more established companies. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term.

Derivative Risk. Derivatives, including futures, may be riskier than other types of investments and may increase the volatility of the Fund. Derivatives may be sensitive to changes in economic and market conditions and may create leverage, which could result in losses that significantly exceed the Fund’s original investment. Derivatives expose the Fund to counterparty risk, which is the risk that the derivative counterparty will not fulfill its contractual obligations (and includes credit risk associated with the counterparty). Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, the Fund does not have a claim on the reference assets and is subject to enhanced counterparty risk. Derivatives may not perform as expected, so the Fund may not realize the intended benefits. When used for hedging, the change in value of a derivative may not correlate as expected with the security or other risk being hedged. In addition, given their complexity, derivatives expose the Fund to risks of mispricing or improper valuation.

Foreign Securities Risk. To the extent that the Fund invests in depositary receipts, such investments are subject to additional risks, including political and economic risks, greater volatility, civil conflicts and war, currency fluctuations, sanctions or other measures by the United States or other governments, expropriation and nationalization risks, higher transaction costs, delayed settlement, possible foreign controls on investment and less stringent investor protection and disclosure standards of foreign markets. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. If foreign securities are denominated and traded in a foreign currency, the value of the Fund’s foreign holdings can be affected by currency exchange rates and exchange control regulations. In certain markets where securities and other instruments are not traded “delivery versus payment,” the Fund may not receive timely payment for securities or other instruments it has delivered or receive delivery of securities paid for and may be subject to increased risk that the counterparty will fail to make payments or delivery when due or default completely. Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile.

Real Estate Securities Risk. The Fund’s investments in real estate securities, including REITs, are subject to the same risks as direct investments in real estate and mortgages, and their value will depend on the value of the underlying real estate interests. These risks include default, prepayments, changes in value resulting from changes in interest rates and demand for real and rental property, and the management skill and credit-worthiness of REIT issuers. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the Fund.

Transactions Risk. The Fund could experience a loss and its liquidity may be negatively impacted when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices. Similarly, large purchases of Fund shares may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	The Fund’s Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Because Class R2, Class R5 and Class R6 Shares have not commenced operations as of the date of this prospectus, no performance is shown for the classes. The bar chart shows how the performance of the Fund’s Select Class Shares, which are offered in another prospectus, has varied from year to year for the past ten calendar years. The table shows the average annual total returns for Select Class Shares over the past one year, five years and ten years. The table compares that performance to the Russell 1000 Value Index. It also compares that performance to the Lipper Large-Cap Core Funds Index and Lipper Large-Cap Value Funds Index, both of which are indexes based on the total returns of certain large cap mutual funds categories as determined by Lipper. Unlike the other indexes, the Lipper indexes include the fees and expenses of the mutual funds included in the index. The actual returns of Class R2 Shares would be been lower than those shown because Class R2 Shares have higher expenses than Select Class Shares. The actual returns for Class R5 and Class R6 Shares would be different that those shown because Class R5 and Class R6 Shares have different expenses than Select Class Shares. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the performance of the Fund’s Select Class Shares, which are offered in another prospectus, has varied from year to year for the past ten calendar years. The table shows the average annual total returns for Select Class Shares over the past one year, five years and ten years.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because Class R2, Class R5 and Class R6 Shares have not commenced operations as of the date of this prospectus, no performance is shown for the classes.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The table compares that performance to the Russell 1000 Value Index. It also compares that performance to the Lipper Large-Cap Core Funds Index and Lipper Large-Cap Value Funds Index, both of which are indexes based on the total returns of certain large cap mutual funds categories as determined by Lipper. Unlike the other indexes, the Lipper indexes include the fees and expenses of the mutual funds included in the index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-480-4111
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.jpmorganfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	YEAR-BY-YEAR RETURNS – SELECT CLASS SHARES
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter	3rd quarter, 2009	15.84%
Worst Quarter	4th quarter, 2008	–22.41%
		The Fund’s year-to-date total return through 9/30/15 was –7.70%.
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	The bar chart shows how the performance of the Fund’s Select Class Shares, which are offered in another prospectus, has varied from year to year for the past ten calendar years.
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2014)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
R2, R5, R6 Shares | JPMorgan Growth and Income Fund | Class R2
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Shareholder Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.14%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.39%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.29%
1 Year	rr_ExpenseExampleYear01	$ 131
3 Years	rr_ExpenseExampleYear03	409
1 Year	rr_ExpenseExampleNoRedemptionYear01	131
3 Years	rr_ExpenseExampleNoRedemptionYear03	$ 409
R2, R5, R6 Shares | JPMorgan Growth and Income Fund | Class R5
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Service Fees	rr_Component1OtherExpensesOverAssets	0.05%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.14%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.19%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.59%
1 Year	rr_ExpenseExampleYear01	$ 60
3 Years	rr_ExpenseExampleYear03	189
1 Year	rr_ExpenseExampleNoRedemptionYear01	60
3 Years	rr_ExpenseExampleNoRedemptionYear03	$ 189
R2, R5, R6 Shares | JPMorgan Growth and Income Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Service Fees	rr_Component1OtherExpensesOverAssets	none
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.14%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.14%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.54%
1 Year	rr_ExpenseExampleYear01	$ 55
3 Years	rr_ExpenseExampleYear03	173
1 Year	rr_ExpenseExampleNoRedemptionYear01	55
3 Years	rr_ExpenseExampleNoRedemptionYear03	$ 173
R2, R5, R6 Shares | JPMorgan Growth and Income Fund | SELECT CLASS SHARES
Risk/Return:	rr_RiskReturnAbstract
2005	rr_AnnualReturn2005	3.72%
2006	rr_AnnualReturn2006	18.54%
2007	rr_AnnualReturn2007	0.05%
2008	rr_AnnualReturn2008	(37.03%)
2009	rr_AnnualReturn2009	22.05%
2010	rr_AnnualReturn2010	14.98%
2011	rr_AnnualReturn2011	0.32%
2012	rr_AnnualReturn2012	19.53%
2013	rr_AnnualReturn2013	33.96%
2014	rr_AnnualReturn2014	14.39%
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2015
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(7.70%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.84%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.41%)
Past 1 Year	rr_AverageAnnualReturnYear01	14.39%
Past 5 Years	rr_AverageAnnualReturnYear05	16.40%
Past 10 Years	rr_AverageAnnualReturnYear10	7.46%
R2, R5, R6 Shares | JPMorgan Growth and Income Fund | Return After Taxes on Distributions | SELECT CLASS SHARES
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	13.44%
Past 5 Years	rr_AverageAnnualReturnYear05	15.98%
Past 10 Years	rr_AverageAnnualReturnYear10	6.79%
R2, R5, R6 Shares | JPMorgan Growth and Income Fund | Return After Taxes on Distributions and Sale of Fund Shares | SELECT CLASS SHARES
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	8.87%
Past 5 Years	rr_AverageAnnualReturnYear05	13.26%
Past 10 Years	rr_AverageAnnualReturnYear10	6.02%
R2, R5, R6 Shares | JPMorgan Growth and Income Fund | RUSSELL 1000 VALUE INDEX (Reflects No Deduction for Fees, Expenses, or Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	13.45%
Past 5 Years	rr_AverageAnnualReturnYear05	15.42%
Past 10 Years	rr_AverageAnnualReturnYear10	7.30%
R2, R5, R6 Shares | JPMorgan Growth and Income Fund | LIPPER LARGE-CAP CORE FUNDS INDEX (Reflects No Deduction for Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	5.25%
Past 5 Years	rr_AverageAnnualReturnYear05	16.43%
Past 10 Years	rr_AverageAnnualReturnYear10	15.82%
R2, R5, R6 Shares | JPMorgan Growth and Income Fund | LIPPER LARGE-CAP VALUE FUNDS INDEX (Reflects No Deduction for Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	3.89%
Past 5 Years	rr_AverageAnnualReturnYear05	16.83%
Past 10 Years	rr_AverageAnnualReturnYear10	15.36%

[1]	"Remainder of Other Expenses" are based on estimated amounts for the current fiscal year.